Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

                         Supplement dated June 21, 2019 to the Prospectus, Summary Prospectus and Statement of Additional Information of the McDonnell Intermediate Municipal Bond Fund (the “Fund”), each dated May 1, 2019, as may be revised and supplemented from time to time.

On June 19, 2019, the Shareholders of the Fund approved a new sub-advisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”).

Effective June 30, 2019, Loomis Sayles is the new Sub-Adviser to the Fund. Therefore, all references to McDonnell Investment Management, LLC (“McDonnell”) are hereby replaced with Loomis Sayles.

Additionally, effective June 30, 2019, the Fund’s name is changed to Loomis Sayles Intermediate Municipal Bond Fund.

The Fund’s principal investment strategies, portfolio managers and advisory fee rate will remain the same.
McDonnell Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

                         Supplement dated June 21, 2019 to the Prospectus, Summary Prospectus and Statement of Additional Information of the McDonnell Intermediate Municipal Bond Fund (the “Fund”), each dated May 1, 2019, as may be revised and supplemented from time to time.

On June 19, 2019, the Shareholders of the Fund approved a new sub-advisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”).

Effective June 30, 2019, Loomis Sayles is the new Sub-Adviser to the Fund. Therefore, all references to McDonnell Investment Management, LLC (“McDonnell”) are hereby replaced with Loomis Sayles.

Additionally, effective June 30, 2019, the Fund’s name is changed to Loomis Sayles Intermediate Municipal Bond Fund.

The Fund’s principal investment strategies, portfolio managers and advisory fee rate will remain the same.